Financial risk management - Sensitivity of Commodity Risk (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Commodity hedges
Disclosure of credit risk exposure [line items]
Notional amount of non-designated hedging instrument	€ 24	€ 33
Commodity contracts
Disclosure of credit risk exposure [line items]
Change in risk variable, percent	10.00%
10% increase in commodity prices equity gain	€ 113	166	€ 144
10% decrease in commodity prices equity loss	€ (113)	€ (166)	€ (144)